SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average, exercise price, beginning
Weighted average, exercise price, issued	$ 1.04
Weighted average, exercise price, exercised	1.03
Weighted average, exercise price, expired
Weighted average, exercise price, ending	$ 1.12
Warrants outstanding, exercisable	1,766,702
Weighted average, exercise price, exercisable	$ 1.12
Weighted average remaining life in years, Exercisable	3 years 10 months 24 days
Intrinsic value, exercisable ending	$ 211,200
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option, beginning
Weighted average, exercise price, beginning
Weighted average remaining life in years	4 years 9 months 18 days
Intrinsic value, beginning
Number of options issued	120,000
Weighted average, exercise price, issued	$ 0.52
Weighted average remaining life in years	4 years 9 months 18 days
Intrinsic value, issued	$ 1,800
Number of options exercised
Weighted average, exercise price, exercised
Number of options cancelled
Weighted average, exercise price, expired
Number of options, expired
Number of stock option, beginning	120,000
Weighted average, exercise price, ending	$ 0.52
Intrinsic value, ending	$ 1,800
Warrants outstanding, exercisable	90,000
Weighted average, exercise price, exercisable	$ 0.52
Weighted average remaining life in years, Exercisable	4 years 9 months 18 days
Intrinsic value, exercisable ending	$ 1,350